File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended DECEMBER 31, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

10 QUEEN'S TERRACE, ABERDEEN AB9 IQJ, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Fort Lauderdale and State of Florida on the 4th day of February, 2000.

                                ABERDEEN ASSET MANAGEMENT PLC
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                   ---------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:

1. ABERDEEN FUND MANAGERS INC.
   -----------------------------------           -------------------
2. SCOTTISH PROVIDENT INSTITUTION
   -----------------------------------           -------------------
3.
   -----------------------------------           -------------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                           File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended DECEMBER 31, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Fort Lauderdale and State of Florida on the 4th day of February, 2000.

                                ABERDEEN FUND MANAGERS INC.
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                   ---------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:

1.
   -----------------------------------           -------------------
2.
   -----------------------------------           -------------------
3.
   -----------------------------------           -------------------

Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                           File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                 Report for the Quarter Ended DECEMBER 31, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Edinburgh and State of Scotland on the 4th day of February, 2000.

                                SCOTTISH PROVIDENT INSTITUTION
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)

                                By: /s/ Gordon Henderson
                                   ---------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:

1.
   -----------------------------------           -------------------
2.
   -----------------------------------           -------------------
3.
   -----------------------------------           -------------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                    FORM 13F

                                                                                                                      --------------
                          ABERDEEN ASSET MANAGEMENT PLC                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                 ITEM 2:  ITEM 3:     ITEM 4:     ITEM 5:   ITEM 6:                      ITEM 7:    ITEM 8:
                                                                   INVESTMENT DISCRETION                   VOTING AUTHORITY (SHARES)
                                                                   -----------------------------------------------------------------
                                                                           (b)SHARED
                         TITLE                 FAIR     SHARES OF          AS DEFINE            MANAGERS-
                          OF      CUSIP        MARKET   PRINCIPAL              IN    (c)SHARED-   SEE
NAME OF ISSUER           CLASS    NUMBER       VALUE      AMOUNT   (a)SOLE  INSTR. V   OTHER    INSTR. V (a)SOLE  (b)SHARED  (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
ABACUS DIRECT           Com Stk  025531056      217,200    1,200      0        1,200    0         1,2       1,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS           Com Stk  00724F101   13,079,719  199,500      0      199,500    0         1,2     199,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES                Com Stk  01642T108      117,300    2,300      0        2,300    0         1,2       2,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE          Com Stk  02364J104   35,594,813  429,500      0      429,500    0         1,2     429,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PROD      Com Stk  026609107   12,154,709  302,450      0      302,450    0         1,2     302,450      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GRP       Com Stk  026874107    2,078,750   20,000      0       20,000    0         1,2      20,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN MANAGEMENT     Com Stk  027352103    9,378,000  312,600      0      312,600    0         1,2     312,600      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMERITRADE              Com Stk  03072H109      141,375    6,000      0        6,000    0         1,2       6,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMGEN                   Com Stk  031162100   16,439,275  261,200      0      261,200    0         1,2     261,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL                Com Stk  032095101    1,143,250   17,000      0       17,000    0         1,2      17,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
ANTEC                   Com Stk  03664P105    4,819,844  141,500      0      141,500    0         1,2     141,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER          Com Stk  037833100   19,253,250  172,000      0      172,000    0         1,2     172,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS       Com Stk  038222105   29,031,750  229,500      0      229,500    0         1,2     229,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
ARIBA                   Com Stk  04033V104   18,791,500   98,000      0       98,000    0         1,2      98,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
AT & T                  Com Stk  001957109    1,601,250   30,000      0       30,000    0         1,2      30,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
ATLANTIC COAST AIRLINES Com Stk  048396105       61,256    2,700      0        2,700    0         1,2       2,700      0         0
------------------------------------------------------------------------------------------------------------------------------------
ATMEL                   Com Stk  049513104   14,713,125  495,600      0      495,600    0         1,2     495,600      0         0
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA         Com Stk  060505104      865,336   17,865      0       17,865    0         1,2      17,865      0         0
------------------------------------------------------------------------------------------------------------------------------------
BLACK BOX               Com Stk  091826107    1,421,016   21,500      0       21,500    0         1,2      21,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
BLUEGREEN               Com Stk  096231105       57,000   12,000      0       12,000    0         1,2      12,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM COMMUNIC.      Com Stk  111320107   18,845,625   69,000      0       69,000    0         1,2      69,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS  Com Stk  111621108    7,064,950   40,400      0       40,400    0         1,2      40,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
BURR BROWN CORP         Com Stk  122574106      110,531    3,000      0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
C CUBE MICROSYSTEM      Com Stk  125015107    2,753,438   45,000      0       45,000    0         1,2      45,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CAL DIVE                Com Stk  127914109       46,550    1,400      0        1,400    0         1,2       1,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR             Com Stk  149123101      632,125   13,000      0       13,000    0         1,2      13,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL PARKING         Com Stk  154785109       28,406    1,500      0        1,500    0         1,2       1,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN         Com Stk  16161A108    1,241,000   17,000      0       17,000    0         1,2      17,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CHURCH & DWIGHT         Com Stk  171340102      156,000    6,000      0        6,000    0         1,2       6,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS           Com Stk  17275R102   58,488,396  541,246      0      541,246    0         1,2     541,246      0         0
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP               Com Stk  125577106    7,982,525  384,700      0      384,700    0         1,2     384,700      0         0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP               Com Stk  172967101    2,009,250   38,000      0       38,000    0         1,2      38,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYSTEMS          Com Stk  177376100   11,659,375   91,000      0       91,000    0         1,2      91,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CLAIRE STORES           Com Stk  179584107      529,500   24,000      0       24,000    0         1,2      24,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                               292,507,388
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

                          ABERDEEN ASSET MANAGEMENT PLC                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                 ITEM 2:  ITEM 3:     ITEM 4:     ITEM 5:   ITEM 6:                      ITEM 7:    ITEM 8:
                                                                   INVESTMENT DISCRETION                   VOTING AUTHORITY (SHARES)
                                                                   -----------------------------------------------------------------
                                                                           (b)SHARED
                         TITLE                 FAIR     SHARES OF          AS DEFINE            MANAGERS-
                          OF      CUSIP        MARKET   PRINCIPAL              IN    (c)SHARED-   SEE
NAME OF ISSUER           CLASS    NUMBER       VALUE      AMOUNT   (a)SOLE  INSTR. V   OTHER    INSTR. V (a)SOLE  (b)SHARED  (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
CMGI INC                Com Stk  125750109       391,725    1,200     0        1,200    0         1,2       1,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
CNET                    Com Stk  125945105       184,313    3,000     0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER NETWORK        Com Stk  204925101     1,508,750   85,000     0       85,000    0         1,2      85,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
COMPUWARE CORP          Com Stk  205638109     9,714,781  265,250     0      265,250    0         1,2     265,250      0         0
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY     Com Stk  205862402    25,907,681  168,300     0      168,300    0         1,2     168,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
CONEXANT                Com Stk  207142100    20,898,075  321,200     0      321,200    0         1,2     321,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
CONOCO INC CLASS 'A'    Com Stk  208251306    18,865,050  811,400     0      811,400    0         1,2     811,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
COPPER MOUNTAIN NET     Com Stk  217510106    10,405,750  194,500     0      194,500    0         1,2     194,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
CORNING                 Com Stk  219350105     2,192,625   18,000     0       18,000    0         1,2      18,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTERNAT   Com Stk  228227104       732,750   24,000     0       24,000    0         1,2      24,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CVS                     Com Stk  126650100    17,367,281  459,300     0      459,300    0         1,2     459,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR   Com Stk  232806109    17,062,500  520,000     0      520,000    0         1,2     520,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
CYTYC CORP              Com Stk  232946103       118,750    2,000     0        2,000    0         1,2       2,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
DALLAS SEMICONDUCTOR    Com Stk  235204104     1,035,375   16,500     0       16,500    0         1,2      16,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
DAYTON-HUDSON           Com Stk  239753106    18,442,595  255,925     0      255,925    0         1,2     255,925      0         0
------------------------------------------------------------------------------------------------------------------------------------
DELIAS                  Com Stk  246885107        31,000    4,000     0        4,000    0         1,2       4,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
DEVRY                   Com Stk  251893103        56,438    3,000     0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND TECHNOLOGY      Com Stk  252762109     5,988,800   78,800     0       78,800    0         1,2      78,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
DIEBOLD                 Com Stk  253651103       322,875   14,000     0       14,000    0         1,2      14,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
DISNEY(WALT)CO          Com Stk  254687106        74,688    2,500     0        2,500    0         1,2       2,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK             Com Stk  258609304    15,651,200   58,400     0       58,400    0         1,2      58,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL            Com Stk  260543103     7,334,163   55,300     0       55,300    0         1,2      55,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
DRIL-QUIP               Com Stk  262037104       121,000    4,000     0        4,000    0         1,2       4,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY             Com Stk  264399106    18,829,563  390,250     0      390,250    0         1,2     390,250      0         0
------------------------------------------------------------------------------------------------------------------------------------
DURA PHARMACEUTICALS    Com Stk  26632S109       615,250   46,000     0       46,000    0         1,2      46,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES        Com Stk  267475101     1,765,156   39,500     0       39,500    0         1,2      39,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
EAGLE AIRFREIGHT        Com Stk  270018104        81,900    1,950     0        1,950    0         1,2       1,950      0         0
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS         Com Stk  285512109    15,118,950  149,600     0      149,600    0         1,2     149,600      0         0
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP                Com Stk  268648102    57,649,800  505,700     0      505,700    0         1,2     505,700      0         0
------------------------------------------------------------------------------------------------------------------------------------
EMULEX                  Com Stk  292475209       304,800    2,400     0        2,400    0         1,2       2,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
ESTEE LAUDER            Com Stk  518439104     8,985,681  181,300     0      181,300    0         1,2     181,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
E TRADE                 Com Stk  269246104       126,281    4,500     0        4,500    0         1,2       4,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS   Com Stk  302088109    17,952,000  187,000     0      187,000    0         1,2     187,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
EXXON                   Com Stk  302290101    11,402,005  145,829     0      145,829    0         1,2     145,829      0         0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                307,239,550
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

                          ABERDEEN ASSET MANAGEMENT PLC                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                 ITEM 2:  ITEM 3:     ITEM 4:     ITEM 5:   ITEM 6:                      ITEM 7:    ITEM 8:
                                                                   INVESTMENT DISCRETION                   VOTING AUTHORITY (SHARES)
                                                                   -----------------------------------------------------------------
                                                                           (b)SHARED
                         TITLE                 FAIR     SHARES OF          AS DEFINE            MANAGERS-
                          OF      CUSIP        MARKET   PRINCIPAL              IN    (c)SHARED-   SEE
NAME OF ISSUER           CLASS    NUMBER       VALUE      AMOUNT   (a)SOLE  INSTR. V   OTHER    INSTR. V (a)SOLE  (b)SHARED  (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES   Com Stk  31410H101    16,276,163  323,100     0      323,100    0         1,2     323,100      0         0
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                 Com Stk  31787A101     5,583,750   60,000     0       60,000    0         1,2      60,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP         Com Stk  319963104    24,124,031  491,700     0      491,700    0         1,2     491,700      0         0
------------------------------------------------------------------------------------------------------------------------------------
FIRST REPUBLIC BANK     Com Stk  336158100        33,938    1,500     0        1,500    0         1,2       1,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR                 Com Stk  33763V109    12,234,688  595,000     0      595,000    0         1,2     595,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
FNMA                    Com Stk  313586109    21,383,578  362,050     0      362,050    0         1,2     362,050      0         0
------------------------------------------------------------------------------------------------------------------------------------
FPL GROUP               Com Stk  302571104     5,820,375  141,100     0      141,100    0         1,2     141,100      0         0
------------------------------------------------------------------------------------------------------------------------------------
FREEMARKETS             Com Stk  356602102       341,875    1,000     0        1,000    0         1,2       1,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
FYI                     Com Stk  302712104        44,688    1,300     0        1,300    0         1,2       1,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
GADZOOKS                Com Stk  362553109        51,250    5,000     0        5,000    0         1,2       5,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
GADZOOX NETWORKS        Com Stk  362555104       871,250   20,000     0       20,000    0         1,2      20,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS        Com Stk  369550108       441,563    9,000     0        9,000    0         1,2       9,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC        Com Stk  369604103    29,722,500  198,150     0      198,150    0         1,2     198,150      0         0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL INSTRUMENTS     Com Stk  370120107    31,059,188  363,000     0      363,000    0         1,2     363,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA PACIFIC         Com Stk  373298108     5,325,750  105,200     0      105,200    0         1,2     105,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS           Com Stk  38141G104       838,969    9,500     0        9,500    0         1,2       9,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
GRAY COMMUNICATIONS     Com Stk  389190208        33,750    2,500     0        2,500    0         1,2       2,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
GTE CORP                Com Stk  362320103    13,348,263  195,400     0      195,400    0         1,2     195,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINANCIAL      Com Stk  416515104    11,054,575  244,300     0      244,300    0         1,2     244,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT        Com Stk  42217K106       461,250   30,000     0       30,000    0         1,2      30,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
HEALTHEON               Com Stk  422209106       773,750   20,000     0       20,000    0         1,2      20,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL               Com Stk  438516107    21,246,475  374,800     0      374,800    0         1,2     374,800      0         0
-----------------------------------------------------------------------------------------------------------------------------------
HOT TOPIC               Com Stk  441339108        46,250    2,000     0        2,000    0         1,2       2,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP               Com Stk  449295104        82,813    2,500     0        2,500    0         1,2       2,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS     Com Stk  452308109       511,000    8,000     0        8,000    0         1,2       8,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
IMPATH                  Com Stk  45255G101        51,250    2,000     0        2,000    0         1,2       2,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
INFOSEEK                Com Stk  45678M107       113,625    3,000     0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
INFOSPACE.COM           Com Stk  45678T102    22,806,800  107,200     0      107,200    0         1,2     107,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
INHALE THERAPEUTIC      Com Stk  457191104        87,544    2,100     0        2,100    0         1,2       2,100      0         0
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP              Com Stk  458140100    26,887,350  309,050     0      309,050    0         1,2     309,050      0         0
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NETWORK SERV   Com Stk  45885A102    11,080,800   64,800     0       64,800    0         1,2      64,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
IBM                     Com Stk  459200101    23,512,344  203,350     0      203,350    0         1,2     203,350      0         0
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                  Com Stk  461202103    16,761,550  278,200     0      278,200    0         1,2     278,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE            Com Stk  46612J101    54,144,000  288,000     0      288,000    0         1,2     288,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                357,156,941
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

                          ABERDEEN ASSET MANAGEMENT PLC                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                 ITEM 2:  ITEM 3:     ITEM 4:     ITEM 5:   ITEM 6:                      ITEM 7:    ITEM 8:
                                                                   INVESTMENT DISCRETION                   VOTING AUTHORITY (SHARES)
                                                                   -----------------------------------------------------------------
                                                                           (b)SHARED
                         TITLE                 FAIR     SHARES OF          AS DEFINE            MANAGERS-
                          OF      CUSIP        MARKET   PRINCIPAL              IN    (c)SHARED-   SEE
NAME OF ISSUER           CLASS    NUMBER       VALUE      AMOUNT   (a)SOLE  INSTR. V   OTHER    INSTR. V (a)SOLE  (b)SHARED  (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON       Com Stk  478160104       368,750    4,000     0        4,000    0         1,2       4,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK          Com Stk  494368103    16,483,088  257,800     0      257,800    0         1,2     257,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
KLA TENCOR              Com Stk  482480100    23,794,050  219,300     0      219,300    0         1,2     219,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
LASALLE HOTEL PROPS     Com Stk  517942108       474,063   41,000     0       41,000    0         1,2      41,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
LILLY (ELI)             Com Stk  532457108    16,292,281  248,500     0      248,500    0         1,2     248,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES     Com Stk  549463107    46,135,631  597,225     0      597,225    0         1,2     597,225      0         0
------------------------------------------------------------------------------------------------------------------------------------
LYCOS                   Com Stk  550818108       213,086    2,500     0        2,500    0         1,2       2,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
MACROMEDIA              Com Stk  556100105    17,049,409  224,150     0      224,150    0         1,2     224,150      0         0
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN        Com Stk  571748102    16,907,775  178,800     0      178,800    0         1,2     178,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
MASTECH                 Com Stk  576323109     1,500,625   35,000     0       35,000    0         1,2      35,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S              Com Stk  580135101    19,059,625  481,000     0      481,000    0         1,2     481,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM            Com Stk  55268B106    19,694,700  379,200     0      379,200    0         1,2     379,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP          Com Stk  58440J104       313,500    4,000     0        4,000    0         1,2       4,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
MEDICALOGIC             Com Stk  584642102       307,125   10,500     0       10,500    0         1,2      10,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
MEDSCAPE                Com Stk  585046105       278,438   22,500     0       22,500    0         1,2      22,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC               Com Stk  585055106    20,486,100  593,800     0      593,800    0         1,2     593,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                   Com Stk  589331107       486,900    7,200     0        7,200    0         1,2       7,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE     Com Stk  589405109    10,594,553  103,900     0      103,900    0         1,2     103,900      0         0
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVESTMENTS        Com Stk  552848103    29,150,378  510,850     0      510,850    0         1,2     510,850      0         0
------------------------------------------------------------------------------------------------------------------------------------
MICROMUSE               Com Stk  595094103    14,485,975   85,400     0       85,400    0         1,2      85,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT               Com Stk  594918104    68,422,188  587,000     0      587,000    0         1,2     587,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
MILLENIUM PHARMACEUTIC  Com Stk  599902103       279,875     2000     0        2,000    0         1,2       2,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
MORGAN J P              Com Stk  616880100       728,625    6,000     0        6,000    0         1,2       6,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA                Com Stk  620076109    33,942,200  227,800     0      227,800    0         1,2     227,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL COMPUTER SYST  Com Stk  635519101        48,344    1,300     0        1,300    0         1,2       1,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
NAVIGANT CONSULTING     Com Stk  63935N107        45,563    4,500     0        4,500    0         1,2       4,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
NETWORK ACCESS SOLUTIONSCom Stk  64120S109     2,622,000   76,000     0       76,000    0         1,2      76,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
NETWORK APPLIANCE       Com Stk  671400505    18,972,000  223,200     0      223,200    0         1,2     223,200      0         0
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM                 Com Stk  681919106    11,169,688  115,300     0      115,300    0         1,2     115,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
ON ASSIGNMENT           Com Stk  682159108        58,000    2,000     0        2,000    0         1,2       2,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
ONIX SYSTEMS            Com Stk  68389X105       151,665   23,333     0       23,333    0         1,2      23,333      0         0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                  Com Stk  67088G108    28,668,938  242,700     0      242,700    0         1,2     242,700      0         0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR         Com Stk  694873100        44,813    1,500     0        1,500    0         1,2       1,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
PAPA JOHNS              Com Stk  698813102        40,125    1,500     0        1,500    0         1,2       1,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                419,270,072
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

                          ABERDEEN ASSET MANAGEMENT PLC                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                 ITEM 2:  ITEM 3:     ITEM 4:     ITEM 5:   ITEM 6:                      ITEM 7:    ITEM 8:
                                                                   INVESTMENT DISCRETION                   VOTING AUTHORITY (SHARES)
                                                                   -----------------------------------------------------------------
                                                                           (b)SHARED
                         TITLE                 FAIR     SHARES OF          AS DEFINE            MANAGERS-
                          OF      CUSIP        MARKET   PRINCIPAL              IN    (c)SHARED-   SEE
NAME OF ISSUER           CLASS    NUMBER       VALUE      AMOUNT   (a)SOLE  INSTR. V   OTHER    INSTR. V (a)SOLE  (b)SHARED  (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES            Com Stk  69344F106    14,553,825  306,800     0      306,800    0         1,2     306,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
PRAXAIR                 Com Stk  741503106     7,173,000  144,000     0      144,000    0         1,2     144,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE        Com Stk  742718109    16,196,031  151,100     0      151,100    0         1,2     151,100      0         0
------------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINANCIAL     Com Stk  74406A102    11,097,100  132,800     0      132,800    0         1,2     132,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM                Com Stk  747525103    52,789,600  294,400     0      294,400    0         1,2     294,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
QUANTA SERVICES         Com Stk  750917106       422,813   15,000     0       15,000    0         1,2      15,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
RAMBUS                  Com Stk  75409P202       207,000    3,000     0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWARE       Com Stk  75605L104    11,689,594  233,500     0      233,500    0         1,2     233,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
REALNETWORKS            Com Stk  747525103     8,727,550   75,400     0       75,400    0         1,2      75,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
RFS HOTEL INVESTORS     Com Stk  803062108       422,813   41,000     0       41,000    0         1,2      41,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
SAPIENT                 Com Stk  008862868    26,749,125  201,500     0      201,500    0         1,2     201,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS      Com Stk  78387G103     1,203,281   25,500     0       25,500    0         1,2      25,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
SDL                     Com Stk  784076101    18,624,531   86,500     0       86,500    0         1,2      86,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR                Com Stk  817315104       186,413    1,800     0        1,800    0         1,2       1,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYSTEMS          Com Stk  826170102    19,856,000  233,600     0      233,600    0         1,2     233,600      0         0
------------------------------------------------------------------------------------------------------------------------------------
SIPEX CORP              Com Stk  829909100       139,563    7,000     0        7,000    0         1,2       7,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
SLM HOLDINGS            Com Stk  78442A109     1,393,438   35,000     0       35,000    0         1,2      35,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON               Com Stk  852061100    11,171,475  121,100     0      121,100    0         1,2     121,100      0         0
------------------------------------------------------------------------------------------------------------------------------------
SPRINT                  Com Stk  834182107    13,260,031  201,100     0      201,100    0         1,2     201,100      0         0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS        Com Stk  871206108    60,794,550  794,700     0      794,700    0         1,2     794,700      0         0
------------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS       Com Stk  871607107     8,516,106   27,350     0       27,350    0         1,2      27,350      0         0
------------------------------------------------------------------------------------------------------------------------------------
SYNOPSIS                Com Stk  871503108       655,625   10,000     0       10,000    0         1,2      10,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
TALBOTS                 Com Stk  874161102       475,063   11,000     0       11,000    0         1,2      11,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
TELLABS                 Com Stk  880770102     9,640,313  146,900     0      146,900    0         1,2     146,900      0         0
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE                Com Stk  88033G100    23,426,938  379,000     0      379,000    0         1,2     379,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS       Com Stk  890333107    20,377,000  198,800     0      198,800    0         1,2     198,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
TRANSKARYOTIC THERAPY   Com Stk  893735100        54,425    1,400     0        1,400    0         1,2       1,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
TSI INTERNATIONAL       Com Stk  872879101       171,000    3,000     0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL      Com Stk  902124106    15,342,438  410,500     0      410,500    0         1,2     410,500      0         0
------------------------------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP      Com Stk  907818108       129,188    3,000     0        3,000    0         1,2       3,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP             Com Stk  915289103     8,164,200  247,400     0      247,400    0         1,2     247,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
USWEB                   Com Stk  917327108    15,012,000  333,600     0      333,600    0         1,2     333,600      0         0
------------------------------------------------------------------------------------------------------------------------------------
VANS                    Com Stk  921930103        63,125    5,000     0        5,000    0         1,2       5,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN                Com Stk  92343E102    28,442,700  149,600     0      149,600    0         1,2     149,600      0         0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                407,127,850
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

                          ABERDEEN ASSET MANAGEMENT PLC                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                 ITEM 2:  ITEM 3:     ITEM 4:     ITEM 5:   ITEM 6:                      ITEM 7:    ITEM 8:
                                                                   INVESTMENT DISCRETION                   VOTING AUTHORITY (SHARES)
                                                                   -----------------------------------------------------------------
                                                                           (b)SHARED
                         TITLE                 FAIR     SHARES OF          AS DEFINE            MANAGERS-
                          OF      CUSIP        MARKET   PRINCIPAL              IN    (c)SHARED-   SEE
NAME OF ISSUER           CLASS    NUMBER       VALUE      AMOUNT   (a)SOLE  INSTR. V   OTHER    INSTR. V (a)SOLE  (b)SHARED  (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE       Com Stk  923436109     23,990,900  168,950     0      168,950    0         1,2     168,950      0         0
------------------------------------------------------------------------------------------------------------------------------------
VIATEL                 Com Stk  925529208      9,206,361  173,910     0      173,910    0         1,2     173,910      0         0
------------------------------------------------------------------------------------------------------------------------------------
VIXEL                  Com Stk  928552108        512,500   25,000     0       25,000    0         1,2      25,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS   Com Stk  928615103     18,271,988  144,300     0      144,300    0         1,2     144,300      0         0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART               Com Stk  931142103        668,750   10,000     0       10,000    0         1,2      10,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
WARNER LAMBERT         Com Stk  934488107     21,992,025  268,400     0      268,400    0         1,2     268,400      0         0
------------------------------------------------------------------------------------------------------------------------------------
WATSON PHARMACEUTICAL  Com Stk  942683103        420,000   12,000     0       12,000    0         1,2      12,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO            Com Stk  949746101     13,337,713  340,900     0      340,900    0         1,2     340,900      0         0
------------------------------------------------------------------------------------------------------------------------------------
WHITTMAN HART          Com Stk  966834103      9,984,975  184,800     0      184,800    0         1,2     184,800      0         0
------------------------------------------------------------------------------------------------------------------------------------
XINETIX                Com Stk  98412W105         36,110   14,444     0       14,444    0         1,2      14,444      0         0
------------------------------------------------------------------------------------------------------------------------------------
YAHOO                  Com Stk  984332106     24,225,000   51,000     0       51,000    0         1,2      51,000      0         0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                122,646,321
------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                1,905,948,122
------------------------------------------------------------------------------------------------------------------------------------